DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
Discontinued Operations And Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
5.	DISCONTINUED OPERATIONS

In connection with its strategic planning process, the Company assesses its operations for market position, product technology and capability, and profitability. Those businesses not core to the Company’s long-term portfolio may be considered for divestiture.

Operating results related to the Company’s discontinued operations are as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Net sales	$220	$190	$175
Cost of products sold	(222)	(181)	(164)

Gross margin	(2)	9	11

Selling, general and administrative expenses	(9)	(9)	(8)
Adjustment of assets to fair value	(7)	(28)	—
Other expense, net	(1)	1	(1)

(Loss) income before income taxes	(19)	(27)	2
Income tax expense	—	—	—

(Loss) income from discontinued operations, net of income taxes	$(19)	$(27)	$2

In addition to this footnote other conforming changes have been made throughout the consolidated financial statements and notes thereto to reflect discontinued operations.